Equity (Summary of Classes of Share Capital - Preferred Shares Terms and Conditions) (Details)	12 Months Ended
Oct. 31, 2025
Rate reset preferred shares series 1 [Member]
Disclosure of classes of share capital [line items]
Issue date	Jun. 04, 2014
Annual yield	4.97%
Dividend frequency	Quarterly
Reset spread	2.24%
Next redemption/ conversion date	Oct. 31, 2029
Convertible into	Series 2
Rate reset preferred shares series 16 [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 14, 2017
Annual yield	6.301%
Dividend frequency	Quarterly
Reset spread	3.01%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 17
Rate reset preferred shares series 18 [Member]
Disclosure of classes of share capital [line items]
Issue date	Mar. 14, 2018
Annual yield	5.747%
Dividend frequency	Quarterly
Reset spread	2.70%
Next redemption/ conversion date	Apr. 30, 2028
Convertible into	Series 19
Rate reset preferred shares series 27 [Member]
Disclosure of classes of share capital [line items]
Issue date	Apr. 04, 2022
Annual yield	5.75%
Dividend frequency	Semi-annual
Reset spread	3.317%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	–
Rate reset preferred shares series 28 [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 25, 2022
Annual yield	7.232%
Dividend frequency	Semi-annual
Reset spread	4.20%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	–
NVCC Perpetual Subordinated Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 10, 2024
Annual yield	5.70%
Dividend frequency	Semi-annual
Reset spread	2.652%
Next redemption/ conversion date	Jul. 31, 2029
Convertible into	n/a
NVCC Series One [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 29, 2021
Annual yield	3.60%
Dividend frequency	Semi-annual
Reset spread	2.747%
Next redemption/ conversion date	Oct. 31, 2026
Convertible into	Series 26
NVCC Series Two [Member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 14, 2022
Annual yield	7.283%
Dividend frequency	Semi-annual
Reset spread	4.10%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 29
NVCC Series Three [Member]
Disclosure of classes of share capital [line items]
Issue date	Oct. 17, 2022
Annual yield	8.125%
Dividend frequency	Quarterly
Reset spread	4.075%
Next redemption/ conversion date	Oct. 31, 2027
Convertible into	Series 30
NVCC Series Four [Member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 03, 2024
Annual yield	7.25%
Dividend frequency	Quarterly
Reset spread	2.977%
Next redemption/ conversion date	Jul. 31, 2029
Convertible into	Series 31
NVCC Series Five [Member]
Disclosure of classes of share capital [line items]
Issue date	Dec. 18, 2024
Annual yield	5.909%
Dividend frequency	Quarterly
Reset spread	3.10%
Next redemption/ conversion date	Jan. 01, 2030
Convertible into	Series 32
NVCC Series Six [Member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 23, 2025
Annual yield	6.35%
Dividend frequency	Quarterly
Reset spread	2.721%
Next redemption/ conversion date	Oct. 31, 2030
Convertible into	Series 33